Capital Structure - Conversion (Details)	12 Months Ended
Dec. 31, 2012
Preferred Class B [Member]
Class Of Stock [Line Items]
Redemption terms	The Series B Preferred Shares are not convertible into common shares and are subject to redemption at the Company’s option in whole or in part at a redemption price of 100% of the liquidation preference of $30.00 per share at any time on or prior to September 1, 2012, 102.25% of the liquidation preference at any time up to September 1, 2013, 103.75% of the liquidation preference at any time prior to September 1, 2014 and 105% of the liquidation preference thereafter. The Series B Preferred Shares are also subject to mandatory redemption in the event of a change in control.
Conversion terms	On July 1, 2015, any holders of Series B Preferred Shares will, for no additional consideration, receive, on a pro rata basis, common shares representing an aggregate of 5% of the Company’s then outstanding common shares, on a fully diluted basis.
Preferred Class B 1 [Member]
Class Of Stock [Line Items]
Conversion terms	The number of common shares into which each Series B-1 Preferred Share may be converted will be the number of common shares having an aggregate Adjusted Market Price (as defined below) equal to the $30.00 liquidation preference of the Series B-1 Preferred Shares, plus any applicable redemption premium. The Adjusted Market Price of the common shares will be equal to the closing price of the common shares on the New York Stock Exchange, or such other national securities exchange on which the Company’s common shares are then traded, on the record date of the conversion, less 10%.